Note 11 - Computation of Earnings per Share in Euro (Detail) - € / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [Abstract]
Basic earnings per share	[1]	€ 0.06	€ (2.71)	€ (0.01)
Diluted earnings per share	[1]	€ 0.06	€ (2.71)	€ (0.01)

[1]	Earnings were adjusted by EUR349million and EUR330million before tax and EUR292million net of tax for the coupons paid on Additional Tier 1 Notes in April 2020, April 2019 and April 2018. Since 2019 the tax impact is recognized in net income (loss) directly. In accordance with IAS33 the coupons paid on Additional Tier1 Notes are not attributable to Deutsche Bank shareholders and therefore need to be deducted in the calculation. This adjustment created a net loss situation for Earnings per Common Share for 2018.